SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Subsequent to May 31, 2020, we sold an aggregate of 762,762 shares of common stock under the ATM Offering at an average price of $1.45 per common share for net proceeds of $1,087,118.

On June 22, 2020, the Company executed and delivered a Project Invention Exercise Notice to The Research Foundation for the State University of New York (the “Foundation”) indicating that the Company wishes to obtain a commercial license to the Foundation rights in the certain compounds (together, the “Project Invention”). The Company shall pay a $25,000 fee to the Foundation, upon which the Foundation shall expand the definition of Licensed Patents in the License Agreement with Stony Brook University, by and between the Company and Stony Brook University, dated January 18, 2018, to include the Project Invention.

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued. Based on our evaluation no events have occurred that require recognition or disclosure, other than those disclosed below.

Subsequent to August 31, 2019, the Company issued of 72,660 shares of common stock to NEOMED to settle $639,417 of stock payable. A total of 61,297 shares of common stock were issued for the exercise of an option for an exclusive worldwide license to develop and commercialize products comprising or containing the compound NEO1940. A total of 11,363 shares of common stock were issued to settle $100,000 of accrued liabilities with NEOMED.